Document and Entity Information	Feb. 19, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 19, 2024
Entity Registrant Name	WHIRLPOOL CORP /DE/
Entity Incorporation State Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address Address Line 1	2000 North M-63
Entity Address City Or Town	Benton Harbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000106640
Amendment Flag	false
Chicago Stock Exchange [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX
New York Stock Exchange [Member]
Entity Information [Line Items]
Security 12b Title	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE